08.31 Fidelity U.S. Bond Index Fund Institutional, Institutional Premium PRO-01 | Fidelity® U.S. Bond Index Fund
Fund Summary Fund/Class: Fidelity® U.S. Bond Index Fund/Institutional, Institutional Premium
Investment Objective
The fund seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Barclays® U.S. Aggregate Bond Index.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® U.S. Bond Index Fund}	08.31 Fidelity U.S. Bond Index Fund Institutional, Institutional Premium PRO-01 Fidelity® U.S. Bond Index Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® U.S. Bond Index Fund} - 08.31 Fidelity U.S. Bond Index Fund Institutional, Institutional Premium PRO-01 - Fidelity® U.S. Bond Index Fund		Fidelity U.S. Bond Index Fund-Institutional Class	Fidelity U.S. Bond Index Fund-Institutional Premium Class
Management fee	[1]	0.03%	0.03%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.01%	none
Total annual operating expenses	[1]	0.04%	0.03%
[1]	Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® U.S. Bond Index Fund} - 08.31 Fidelity U.S. Bond Index Fund Institutional, Institutional Premium PRO-01 - Fidelity® U.S. Bond Index Fund - USD ($)	Fidelity U.S. Bond Index Fund-Institutional Class	Fidelity U.S. Bond Index Fund-Institutional Premium Class
1 year	$ 4	$ 3
3 years	13	10
5 years	23	17
10 years	$ 51	$ 39

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of the fund's assets in bonds included in the Barclays® U.S. Aggregate Bond Index.
  Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Barclays® U.S. Aggregate Bond Index using a smaller number of securities.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index.
  Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund’s performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Institutional Class:	Returns	Quarter ended
Highest Quarter Return	2.20%	June 30, 2012
Lowest Quarter Return	-2.51%	June 30, 2013
Year-to-Date Return	5.83%	September 30, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015

Average Annual Total Returns{- Fidelity® U.S. Bond Index Fund} - 08.31 Fidelity U.S. Bond Index Fund Institutional, Institutional Premium PRO-01 - Fidelity® U.S. Bond Index Fund	Past 1 year	Since Inception [1]	Inception Date
Fidelity U.S. Bond Index Fund-Institutional Class			May 04, 2011
Fidelity U.S. Bond Index Fund-Institutional Class | Return Before Taxes	0.53%	3.00%
Fidelity U.S. Bond Index Fund-Institutional Class | After Taxes on Distributions	(0.61%)	1.88%	May 04, 2011
Fidelity U.S. Bond Index Fund-Institutional Class | After Taxes on Distributions and Sales	0.33%	1.87%	May 04, 2011
Fidelity U.S. Bond Index Fund-Institutional Premium Class			May 04, 2011
Fidelity U.S. Bond Index Fund-Institutional Premium Class | Return Before Taxes	0.63%	3.02%
Barclays® U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)	0.55%	3.05%
[1]	From May 4, 2011